Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,985,000.00
Previously Paid Amount	4,135.61
Total Fee Amount	5,383.82
Total Offset Amount	0.00
Net Fee	$ 1,248.21
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A